Consolidated Balance Sheet - USD ($)	Jun. 30, 2015	Jan. 31, 2015
Current assets
Cash	$ 4,798	$ 1,767
Total current assets	4,798	1,767
Intangible asset, net	1,489	12,463
Total assets	6,287	14,230
Current liabilities
Accounts payable	78,081
Accounts payable, related party	714,120	174,984
Accrued liabilities related party	595,743	245,000
Total liabilities	1,387,944	419,984
Stockholders' Deficit
Preferred stock, $0.001 par value, 50,000,000 shares authorized and none issued and outstanding	0
Common stock subscribed		(3,031)
Additional paid-in capital	(47,875)	358
Accumulated deficit	(1,385,712)	(407,521)
Total stockholders’ deficit	(1,381,657)	(405,754)
Total liabilities and stockholders’ deficit	6,287	14,230
Common Class A [Member]
Stockholders' Deficit
Common stock	35,786	3,579
Common Class B [Member]
Stockholders' Deficit
Common stock	$ 16,144	$ 861